Financial Risk Management - Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value (Parenthetical) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Borrowings recognized as current liability	$ 34,893	$ 32,455